Commitments And Contingencies (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

10. COMMITMENTS AND CONTINGENCIES
Litigation—We are involved in various claims and litigation matters arising in the ordinary course of business, some of which involve claims for damages. Many of these matters are covered by insurance, although they may nevertheless be subject to deductibles or retentions. Although the ultimate liability for these matters cannot be determined, based upon information currently available, we believe the resolution of such claims and litigation will not have a material adverse effect on our consolidated financial statements.
Environmental Matters—In connection with the ownership and operation of real estate, we may potentially be liable for costs and damages related to environmental matters. In addition, we may own or acquire certain properties that are subject to environmental remediation. Depending on the nature of the environmental matter, the seller of the property, a tenant of the property, and/or another third party may be responsible for environmental remediation costs related to a property. Additionally, in connection with the purchase of certain properties, the respective sellers and/or tenants may agree to indemnify us against future remediation costs. We also carry environmental liability insurance on our properties that provides limited coverage for any remediation liability and/or pollution liability for third-party bodily injury and/or property damage claims for which we may be liable. We are not aware of any environmental matters which we believe are reasonably likely to have a material effect on our consolidated financial statements.

12. COMMITMENTS AND CONTINGENCIES
Leases—Our leases primarily consist of short- and long-term operating leases for office space and equipment, as well as long-term ground leases at certain of our properties. Total rental expense for long-term operating leases was approximately $1.3 million for the year ended December 31, 2018. Minimum rental commitments under noncancelable operating leases as of December 31, 2018, were as follows (dollars in thousands):

Year	Amount
2019	$1,450
2020	969
2021	537
2022	510
2023	352
Thereafter	391
Total	$4,209

Litigation—We are involved in various claims and litigation matters arising in the ordinary course of business, some of which involve claims for damages. Many of these matters are covered by insurance, although they may nevertheless be subject to deductibles or retentions. Although the ultimate liability for these matters cannot be determined, based upon information currently available, we believe the resolution of such claims and litigation will not have a material adverse effect on our consolidated financial statements.
Environmental Matters—In connection with the ownership and operation of real estate, we may potentially be liable for costs and damages related to environmental matters. In addition, we may own or acquire certain properties that are subject to environmental remediation. Depending on the nature of the environmental matter, the seller of the property, a tenant of the property, and/or another third party may be responsible for environmental remediation costs related to a property. Additionally, in connection with the purchase of certain properties, the respective sellers and/or tenants may agree to indemnify us against future remediation costs. We also carry environmental liability insurance on our properties that provides limited coverage for any remediation liability and/or pollution liability for third-party bodily injury and/or property damage claims for which we may be liable. We are not aware of any environmental matters which we believe are reasonably likely to have a material effect on our consolidated financial statements.
Captive Insurance—As part of the PELP transaction, we acquired a captive insurance company, Silver Rock Insurance, Inc. (“Silver Rock”), from PELP. Silver Rock provides general liability insurance, wind, reinsurance, and other coverage to us, PECO III, PELP, and certain related party joint ventures. We capitalize Silver Rock in accordance with applicable regulatory requirements.
Silver Rock established annual premiums based on the past loss experience of the insured properties. An independent third party was engaged to perform an actuarial estimate of projected future claims, related deductibles, and projected future expenses necessary to fund associated risk management programs. Premiums paid to Silver Rock may be adjusted based on this estimate. Premiums paid to Silver Rock may be reimbursed by tenants pursuant to specific lease terms.
As of December 31, 2018, we had three cash collateralized letters of credit outstanding totaling approximately $6.7 million to provide security for our obligations under our insurance and reinsurance contracts.
The following is a summary of the activities in the liability for unpaid losses, which is recorded in Accounts Payable and Other Liabilities on our consolidated balance sheets, for the years ended December 31, 2018 and 2017 (in thousands):

	2018	2017(1)
Beginning balances	$4,883	$4,339
Incurred related to:
Current year	156	452
Prior years	948	898
Total incurred	1,104	1,350
Paid related to:
Current year	13	81
Prior years	516	725
Total paid	529	806
Liabilities for unpaid losses as of December 31	$5,458	$4,883
(1) Balance for 2017 began on October 4, 2017, the date of PELP transaction